Dividend for hybrid bond (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend for hybrid bond [Abstract]
Amount of hybrid bond		₩ 1,538,150	₩ 425,000
Maximum Interest rate		5.88%	4.38%
Minimum Interest rate		3.77%	3.77%
Dividends	[1]	₩ 40,357	₩ 17,678	₩ 36,091

[1]	The dividends to hybrid bonds that were early redeemed during the period are included.